Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,625.8	€ 3,150.3	€ 3,808.0
Cash and cash equivalents | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	2,669.0	2,650.7	2,566.4
Cash > 3 months | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	934.1	465.5	1,207.2
Restricted cash | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 22.7	€ 34.1	€ 34.4
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate on financial assets	(0.31%)	(0.26%)	0.73%
Current financial assets	€ 3,626.0	€ 3,150.0	€ 3,808.0